Schedule I Balance Sheets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 66,151,439	$ 85,734,048	$ 32,538,513	$ 36,370,950
Prepaid expenses and other current assets	8,241,042	3,488,647
Total current assets	149,830,957	120,734,896
Total assets	167,623,826	144,065,157	113,903,358
Current liabilities:
Contingent liability	3,000,000
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	865,036
Total current liabilities	85,129,605	43,758,927
Shareholders' equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	56,973,632	56,856,000
Additional paid-in capital	32,176,992	28,145,846
Accumulated other comprehensive income	4,253,643	8,597,295
Retained deficits	(7,239,583)	(5,560,770)
Total shareholders' equity	86,164,684	88,038,371	75,541,436
Total liabilities and shareholders' equity	167,623,826	144,065,157
Parent Company [Member]
Current assets:
Cash and cash equivalents	9,427,287	971,500	1,383,205	721,271
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	9,874,248	7,350,974
Prepaid expenses and other current assets	3,224,614	290,603
Dividends receivable		16,529,639
Total current assets	22,526,149	25,142,716
Investments in subsidiaries, VIEs and VIE's subsidiaries	77,036,485	76,682,094
Total assets	99,562,634	101,824,810
Current liabilities:
Accrued expenses and other current liabilities	301,076	279,801
Contingent liability	3,000,000
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	10,096,874	13,506,638
Total current liabilities	13,397,950	13,786,439
Shareholders' equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	56,973,632	56,856,000
Additional paid-in capital	32,176,992	28,145,846
Accumulated other comprehensive income	4,253,643	8,597,295
Retained deficits	(7,239,583)	(5,560,770)
Total shareholders' equity	86,164,684	88,038,371	$ 64,615,364	$ 75,770,897
Total liabilities and shareholders' equity	$ 99,562,634	$ 101,824,810